Deferred Government Grants - Additional Information (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred Government Grants [Line Items]
Proceeds from government grants received		$ 975	$ 3,546	$ 2,306
Deferred government grants current and noncurrent		6,724	7,947
Current deferred government grants		2,738	1,986
Non-current deferred government grants		3,986	5,961
Deduction of research and development expense		24,254	21,910	20,489
Government grant recorded as reduction of research and development expenses		116
Interest subsidy, Rental Fees Subsidy and Other Government Grants
Deferred Government Grants [Line Items]
Additional income from government grants		501	254	292
Grants for Pandemic Influenza Vaccine
Deferred Government Grants [Line Items]
Government grant recorded as reduction to depreciation expenses		276	272	266
Grants received in 2009 for H1N1
Deferred Government Grants [Line Items]
Government grant recorded as reduction to depreciation expenses		54	134	131
Grants received in 2013 for H5N1
Deferred Government Grants [Line Items]
Government grant recorded as reduction to depreciation expenses		15	15	15
Grants For Research And Development And Purchase Of Equipment For Ev71 Vaccine Production
Deferred Government Grants [Line Items]
Government grant recorded as reduction to depreciation expenses		394	412	403
Deferred government grants current and noncurrent		1,153
Current deferred government grants		468
Non-current deferred government grants		685
Revenue from grants		79	82	$ 80
EV71 phase IV clinical research
Deferred Government Grants [Line Items]
Non-current deferred government grants	[1]	0	977
Deduction of research and development expense		1,050
Grants For Research And Development And Purchase Of Equipment For sIPV Vaccine Production
Deferred Government Grants [Line Items]
Deferred government grants current and noncurrent		1,436
Ev71 international registration
Deferred Government Grants [Line Items]
Non-current deferred government grants	[2]	600	607
Qudravalent & Pentavalent vaccine
Deferred Government Grants [Line Items]
Non-current deferred government grants	[3]	684	$ 693
Other research projects
Deferred Government Grants [Line Items]
Deferred government grants current and noncurrent		2,817
Current deferred government grants		2,252
Government Grants for certain production facilities
Deferred Government Grants [Line Items]
Government grant recorded as reduction to depreciation expenses		18
Current deferred government grants		18
Non-current deferred government grants		$ 16

[1]	As of December 31, 2019, the Company has fulfilled the conditions attached to a government grant received in 2017, 2018 and 2019 for phase IV clinical research for EV71 vaccine. $1,050 was recognized as a deduction of research and development expense for the year ended December 31, 2019.
[2]	Deferred government grants included $600 being the unamortized portion of a grant the Company received in 2018 for international registration for EV71 vaccine. As of December 31, 2019, the Company has not fulfilled the conditions attached to the government grant. As the Company does not expect to fulfill the conditions within one year, the grant is recorded as a non-current deferred government grant.
[3]	Deferred government grants included $684 being the unamortized portion of a grant the Company received in 2018 for research for Qudravalent & Pentavalent vaccine. As of December 31, 2019, the Company has not fulfilled the conditions attached to a government grant. As the Company does not expect to fulfill the conditions within one year, the grant is recorded as a non-current deferred government grant.